ALLOWANCE FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR DOUBTFUL RECEIVABLES
ALLOWANCE FOR DOUBTFUL RECEIVABLES

3.              ALLOWANCE FOR DOUBTFUL RECEIVABLES

Allowance for doubtful receivables are primarily comprised of allowances for account receivables and advances to suppliers. An analysis of allowance for doubtful receivables for the years ended December 31, 2009, 2010 and 2011 is as follows:

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	1,810,284	13,859,407	19,295,063
Allowance made during the year	12,694,191	5,435,656	26,556,358
Recoveries	(386,668)	—	—
Amount written-off against allowance	(258,400)	—	(412,654)
Balance, end of the year	13,859,407	19,295,063	45,438,767

An analysis of allowance for other receivables for the years ended December 31, 2009, 2010 and 2011 is as follows:

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	243,966	2,952,520	4,494,603
Allowance made during the year	2,708,554	1,542,083	4,801,713
Balance, end of the year	2,952,520	4,494,603	9,296,316

An analysis of allowance for advances to suppliers for the years ended December 31, 2009, 2010 and 2011 is as follows:

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	7,944,150	5,980,338	6,143,783
Allowance made during the year	262,283	163,445	9,509,515
Recoveries	(2,226,095)	—	(52,802)
Balance, end of the year	5,980,338	6,143,783	15,600,496